Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	lmpvet_SupplementTextBlock	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED AUGUST 1, 2014
TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION OF
CLEARBRIDGE VARIABLE ALL CAP VALUE PORTFOLIO,
EACH DATED MAY 1, 2014

The Board of Trustees, on behalf of the fund, has approved a reorganization pursuant to which the fund's assets would be acquired, and its liabilities would be assumed, by ClearBridge Variable Large Cap Value Portfolio (the “Acquiring Fund”), a series of the Trust, in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to fund shareholders, and the fund would then be terminated.

Under the reorganization, fund shareholders would receive Class I shares of the Acquiring Fund with the same aggregate net asset value as their shares of the fund. It is anticipated that no gain or loss for federal income tax purposes would be recognized by fund shareholders as a result of the reorganization.

Like the fund, the Acquiring Fund seeks long-term growth of capital as its primary objective and current income as a secondary objective. The principal difference between the funds is that under normal circumstances the Acquiring Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of companies with large capitalizations, while the fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium capitalization companies when the portfolio managers believe smaller capitalization companies offer more attractive value opportunities.

Fund shareholders will not be asked to vote with respect to the reorganization.

The reorganization is expected to be effected on or about December 5, 2014. Prior to the reorganization, shareholders can continue to purchase and redeem shares subject to the limitations described below and in the fund's Prospectuses.

The fund's Class II shares are closed to purchases effective immediately. The fund's Class I shares will be closed to purchases two days prior to the anticipated closing date of the reorganization.

This document is not an offer to sell shares of the Acquiring Fund, nor is it a solicitation of an offer to buy any such shares. An Information Statement containing important information about the Acquiring Fund, outlining the differences between the fund and the Acquiring Fund and about the terms and conditions of the reorganization is expected to be mailed in September 2014. Please read the Information Statement carefully, when it is available, because it contains important information about the fund reorganization and the Acquiring Fund.
ClearBridge Variable All Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
SUPPLEMENT DATED AUGUST 1, 2014
TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION OF
CLEARBRIDGE VARIABLE ALL CAP VALUE PORTFOLIO,
EACH DATED MAY 1, 2014

The Board of Trustees, on behalf of the fund, has approved a reorganization pursuant to which the fund's assets would be acquired, and its liabilities would be assumed, by ClearBridge Variable Large Cap Value Portfolio (the “Acquiring Fund”), a series of the Trust, in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to fund shareholders, and the fund would then be terminated.

Under the reorganization, fund shareholders would receive Class I shares of the Acquiring Fund with the same aggregate net asset value as their shares of the fund. It is anticipated that no gain or loss for federal income tax purposes would be recognized by fund shareholders as a result of the reorganization.

Like the fund, the Acquiring Fund seeks long-term growth of capital as its primary objective and current income as a secondary objective. The principal difference between the funds is that under normal circumstances the Acquiring Fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of companies with large capitalizations, while the fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium capitalization companies when the portfolio managers believe smaller capitalization companies offer more attractive value opportunities.

Fund shareholders will not be asked to vote with respect to the reorganization.

The reorganization is expected to be effected on or about December 5, 2014. Prior to the reorganization, shareholders can continue to purchase and redeem shares subject to the limitations described below and in the fund's Prospectuses.

The fund's Class II shares are closed to purchases effective immediately. The fund's Class I shares will be closed to purchases two days prior to the anticipated closing date of the reorganization.

This document is not an offer to sell shares of the Acquiring Fund, nor is it a solicitation of an offer to buy any such shares. An Information Statement containing important information about the Acquiring Fund, outlining the differences between the fund and the Acquiring Fund and about the terms and conditions of the reorganization is expected to be mailed in September 2014. Please read the Information Statement carefully, when it is available, because it contains important information about the fund reorganization and the Acquiring Fund.